Organization and Business Operations (Details Narrative) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Accumulated losses	$ 1,542,259	$ 1,573,106
Previously Reported [Member]
Accumulated losses		$ 44,230	$ 17,082